Advances for vessel acquisitions and Vessels, net	6 Months Ended
Jun. 30, 2023
Advances for vessel acquisitions and Vessels, net
Advances for vessel acquisitions and Vessels, net
3.

Advances for vessel acquisitions and Vessels, net
Vessel Acquisitions
On

January 30,

2023,

the

Company

took

delivery

of

one

Ultramax

dry

bulk

vessel

for

$
23,955

in

cash
and 2,033,613

newly

issued

common

shares,

under

the

Company’s

agreement

with

Sea

Trade,

dated
August 10, 2022. On

the date of

delivery,

the Company issued
2,033,613

common shares to Sea

Trade,
at $ 0.01

par value per

share, having a fair

value of $
7,809
, based on

the closing price

of the Company’s
stock on

the date

of delivery,

determined through

Level 1

account hierarchy.

As of

December 31,

2022,
the Company had paid an amount of $ 24,123

presented in advances for vessel acquisitions, being part of the

purchase

price

for

the

acquisition

of

this

vessel

and

additional

predelivery

expenses.

This

amount
was transferred to Vessels, net on the vessel’s delivery to the Company.
On February 14, 2023, the Company signed a Memorandum of Agreement to acquire from an unaffiliated third-party an

Ultramax dry

bulk vessel

for a

purchase price

of $
27,900
. On

April 28,

2023, the

vessel’s
ship

owning

company

was

deconsolidated

from

the

Company’s

financial

statements

due

to

the
Company’s

loss

of

control

described

in

note

2(e)

and

the

net

book

value

of

the

vessel

amounting

to
$ 27,908

is included in both vessel acquisitions and vessel disposals.

Vessel Disposals
On January 23,

2023, the Company,

through a wholly

owned subsidiary,

entered into an

agreement with
an unrelated

third party

to sell

the vessel
Aliki

for $
15,080
. The

vessel was

delivered to

her new owners
on

February

8,

2023.

Additionally,

on

February

1,

2023,

the

Company,

through

a

wholly

owned
subsidiary,

entered into

an agreement

with OceanPal,

a related

party company,

to

sell the

vessel
Melia
for

$
14,000
,

of

which

$
4,000

in

cash

and

$
10,000

through
13,157

of

OceanPal

Series

D

Preferred
Shares (Note

2(d)). On

the date

of the

agreements, the

vessels, having

an aggregate

carrying value

of
$ 23,198

and unamortized

deferred costs

of $
405

were classified

as held

for sale,

measured at

carrying
value which was the lower of their carrying value and fair value

(sale price) less costs to sell.
Both vessels were delivered to their new owners on February 8, 2023. The sale of the vessels resulted in
gain

amounting

to

$
4,995
,

separately

presented as

gain

on

sale

of

vessels

in

the

accompanying

2023
unaudited interim consolidated statement of income.
The

amount

reflected

in Vessels,

net

in

the

accompanying consolidated

balance sheets

is analyzed

as
follows:
Vessel Cost
Accumulated
Depreciation
Net Book
Value
Balance, December 31, 2022 $ 1,141,128 $ (191,512) $ 949,616
- Additions for vessel acquisitions and improvements 61,088 - 61,088
- Vessel disposals
(39,393) 16,195 (23,198)
- Vessel disposal due to deconsolidation

of subsidiary (Note
2(e)) (27,908) - (27,908)
- Depreciation for the period
- (23,934) (23,934)
Balance, June 30, 2023 $ 1,134,915 $ (199,251) $ 935,664
Additions

for

vessel

improvements

mainly

relate

to

the

implementation

of

ballast

water

treatment

and
other

works

necessary

for

the

vessels

to

comply

with

new

regulations

and

be

able

to

navigate

to
additional ports.